Supplement dated October 14, 2019 to your Prospectus dated May 1, 2019, for the Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus). All information on your Prospectus dated May 1, 2019, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

Effective November 1, 2019, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage Plus (Single)	1.05%
CoreIncome Advantage 5	1.20%

If you purchased one of the above referenced riders the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus.  The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE appendix in the Prospectus for complete information.

Form No. CHASESUP1019

Supplement dated October 14, 2019 to your Prospectus dated May 1, 2019,

for the Pacific One Select, Pacific Portfolios, Pacific Voyages, Pacific Value, Pacific Innovations Select, and Pacific Odyssey (offered before October 1, 2013) variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to modify the annual charge for certain optional living benefit riders. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus). All information on your Prospectus dated May 1, 2019, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

Effective November 1, 2019, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage Plus (Single)	1.05%
CoreIncome Advantage Plus (Joint)	1.50%
CoreIncome Advantage	0.75%
CoreIncome Advantage 5	1.20%

If you purchased one of the above referenced riders the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus.  The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS — Optional Rider Charges section and the OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE appendix in the Prospectus for complete information.

Form No. VASUP1019